Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
The Company does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of any Annual Report on Form 10-K, Quarterly Report on Form 10-Q or Current Report on Form 8-K that discloses material nonpublic information. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of any Annual Report on Form 10-K, Quarterly Report on Form 10-Q or Current Report on Form 8-K that discloses material nonpublic information. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.